Cover	Jun. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2024
Entity Registrant Name	Smurfit WestRock Limited
Entity Central Index Key	0002005951
Entity Tax Identification Number	98-1776979
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Beech Hill
Entity Address, Address Line Two	Clonskeagh
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 N2R2
City Area Code	353
Local Phone Number	1 202 7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Entity Emerging Growth Company	false